ACCOUNTS RECEIVABLE, NET - Accounts receivable, net of provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable, net of provisions
Accounts receivable	$ 39,500,254	$ 49,783,610
Less: provision for doubtful accounts	(13,417,481)	(17,681,792)
Accounts receivable, net of provision for doubtful accounts	26,082,773	32,101,818
Reversal allowance for expected credit losses	$ 702,156
Provisions for doubtful accounts		$ 19,276,587	$ 4,155,246